ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jun. 30, 2007 item	Dec. 31, 2013
Light In The Box
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Number of founding shareholders	5
Percentage of legal ownership		100.00%
Lanting Jishi Trade (Shenzhen) Co., Ltd (WFOE or Lanting Jishi)
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LightInTheBox (UK) Limited
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
Lanting International Holding Limited ("Lanting International")
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LITB, Inc.
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
Lanting Jishi Trade (Suzhou) Co., Ltd. ("Lanting Suzhou")
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%